Derivatives and hedge accounting - Maturity derivatives designated in cash flow hedging (Details) - Derivatives [member] - Cash flow hedges [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Market risk [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(11,878)	(11,934)
Market risk [member] | Currency Swap Contract [Member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(256)	(160)
Market risk [member] | Currency Swap Contract [Member] | 1 to 3 months [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(1,048)	(1,666)
Market risk [member] | Currency Swap Contract [Member] | 3 to 12 months [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(1,760)	(2,828)
Market risk [member] | Currency Swap Contract [Member] | 1-2 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(3,831)	(2,446)
Market risk [member] | Currency Swap Contract [Member] | 2-3 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(2,528)	(3,493)
Market risk [member] | Currency Swap Contract [Member] | 3-4 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(2,580)	(1,324)
Market risk [member] | Currency Swap Contract [Member] | 4-5 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	181	194
Market risk [member] | Currency Swap Contract [Member] | >5 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(56)	(210)
Interest rate risk [member] | Interest rate swap [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(48,982)	(37,904)
Interest rate risk [member] | Interest rate swap [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	418	(248)
Interest rate risk [member] | Interest rate swap [member] | 1 to 3 months [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(1,075)	(92)
Interest rate risk [member] | Interest rate swap [member] | 3 to 12 months [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(6,939)	(2,061)
Interest rate risk [member] | Interest rate swap [member] | 1-2 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(5,470)	(4,896)
Interest rate risk [member] | Interest rate swap [member] | 2-3 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(6,711)	(1,832)
Interest rate risk [member] | Interest rate swap [member] | 3-4 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(5,825)	(5,772)
Interest rate risk [member] | Interest rate swap [member] | 4-5 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(5,272)	(3,466)
Interest rate risk [member] | Interest rate swap [member] | >5 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(18,107)	(19,537)